Construction in Progress	12 Months Ended
Dec. 31, 2020
Construction In Progress
Construction in Progress
5.	CONSTRUCTION IN PROGRESS

The Company engaged outside contractors to begin construction work on its first facility. As of December 31, 2020, $2,071,093 (December 31, 2019 – $2,030,270) represents progress payments related to facility construction.